INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
8. INCOME TAXES
The following table summarizes income (loss) before income taxes:

(in thousands)	2025
Domestic	$(8,978)
Foreign	—

Total	$(8,978)

The Company had no income tax expense (benefit) as of December 31, 2025 and 2024.
The Company’s effective tax rate for the period ended December 31, 2025 was 0.0%. For the period ended December 31, 2025, the primary drivers of the variance from the statutory rate were state taxes, research & development tax credits, stock based compensation, and valuation allowance.
The following is a reconciliation from the Company’s statutory rate to the effective tax rate reported in the financial statements:

	2025
(in thousands)	Amount	Rate
Statutory federal income tax rate	$(1,885)	21.0%
Tax credits (federal):
Orphan drug credit	(1,331)	14.8%
Other	(231)	2.6%
Valuation allowance	2,203	(24.5%)
Non-deductible or non-taxable items:
Share-based compensation	1,227	(13.7)%
Other adjustments	17	(0.2%)

Effective income tax rate	$—	0.0%

The Company’s effective income tax rates are different from the federal statutory tax rates in 2024 predominantly due to the valuation allowance, tax credits, and state taxes. A reconciliation of the effect of applying the federal statutory rate to the net loss and effective income tax rate are as follows:

2024
U.S. federal statutory income tax rate	21.0%
State income taxes, net of federal income tax benefit	5.4%
Tax credits	10.7%
Other	(2.9)%
Valuation allowance	(34.2)%

Effective income tax rate	—%

The tax effect of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases that give rise to deferred tax assets and liabilities are as follows at December 31, 2025 and 2024:

(in thousands)	2025	2024
Net operating loss carryforwards	$50,322	$45,973
Amortization	1,775	1,341
Section 174 capitalization	19,947	22,479
Research and development tax credits	25,701	24,047
Share-based compensation	2,405	2,654
Other	301	1,476

Total deferred tax assets	100,451	97,970
Valuation allowance	(100,451)	(97,970)

Net deferred tax assets	$—	$—

As of December 31, 2025, the Company’s federal and state post-apportioned carryforwards are approximately $183.3 million and $181.6 million, respectively. Of the federal amount, $183.3 million will have an indefinite carryforward period. Of the state post-apportioned amount, $181.6 million have a limited carryforward period and will begin to expire in 2038.
As of December 31, 2025, the Company’s federal and state carryforwards are approximately $25.0 million and $0.9 million, respectively. All tax credits have a limited carryforward period and will begin to expire in 2038.
After weighing all available positive and negative evidence, the Company has recorded a valuation allowance of approximately $100.5 million and $98.0 million as of December 31, 2025 and 2024, respectively. The Company increased the valuation allowance by $2.5 million and $19.7 million for the years ended December 31, 2025 and 2024, respectively.
The Company is subject to income tax in multiple jurisdictions, including federal, states, and city jurisdictions. The Company has federal, state, and city income tax returns that are open to examination from 2022, 2023, and 2024 forward, respectively. In addition, the utilization of tax carryforwards, from periods prior to those previously mentioned may also be audited by the taxing authorities once utilized.
As a result, the Company continuously monitors its current and prior filing positions in order to determine if any unrecognized tax positions need to be recorded. The analysis involves considerable judgement and is based on the best information available. As of December 31, 2025 the Company has no unrecognized tax benefits.
The Company has not accrued any interest expense or penalties related to the unrecognized tax benefits for the period ended December 31, 2025.

The Company has made no income tax payments and received no income tax refunds during the periods ended December 31, 2025 and 2024. All payments made to taxing authorities were for non-income
based tax liabilities and are outside the scope of ASC 740.
The One Big Beautiful Bill Act (the “OBBBA”) was enacted on July 4, 2025. The Company has evaluated whether the OBBBA has a material impact on its 2025 financial statements. The only provision of the OBBBA that impacts the Company’s income tax accounting under Accounting Standards Codification 740 is the new Internal Revenue Code of 1986, as amended, Section 174A (“Section 174A”), which permanently allows taxpayers to fully expense domestic research or experimental (“R&E”) expenditures paid or incurred in taxable years beginning after December 31, 2024. The requirement to capitalize foreign expenses under Internal Revenue Code Section 174 over 15 years has not changed. On August 28, 2025, the Internal Revenue Service released procedural guidance (Rev. Proc.
20;/.25-28)
for implementing Section 174A and related elections for domestic R&E. Transition rules provide taxpayers with options to account for any remaining unamortized domestic R&E expenditures paid or incurred in taxable years beginning after December 31, 2021, and before January 1, 2025. Taxpayers may continue to amortize such unamortized amounts over the remaining five-year period; alternatively, they may elect to deduct any remaining unamortized domestic R&E expenditures either entirely in the first tax year beginning after December 31, 2024, or ratably over two taxable years (e.g., 2025 or ratably in 2025 and 2026). The company has decided it will elect to continue to amortize previously capitalized and unamortized domestic R&E expenditures over the remaining five-year period. As of December 31, 2024, the company had approximately $41.4 million of remaining unamortized domestic research and development expenditures, representing approximately $11.4 million of its gross deferred tax assets. As of December 31, 2025, the company had approximately $25.5 million of remaining unamortized domestic research and development expenditures, representing approximately $7.0 million of its gross deferred tax assets.
Utilization of the U.S. federal and state net operating loss carryforwards and research and development tax credit carryforwards may be subject to an annual limitation under Section 382 and Section 383 of the Code, and corresponding provisions of state law, due to ownership changes that may have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income and tax liabilities. In general, an ownership change, as defined by Section 382 of the Code, results from transactions increasing the ownership of certain stockholders or public groups in the stock of a corporation by more than 5% over a three-year period.
The Company completed a Section 382 study and concluded that it underwent an ownership change as defined by the Code during the year ended December 31, 2021. The Company does not currently believe that the annual limitation will result in the expiration of any net operating losses or research and development tax credit carryforwards before utilization. Additional ownership changes which may have occurred after December 31, 2021 and any future ownership changes may limit our ability to utilize remaining tax attributes. Any carryforwards that will expire prior to utilization as a result of such additional limitations will be removed from deferred tax assets, with a corresponding reduction of the valuation allowance. Due to the existence of the valuation allowance, limitations created by future ownership changes, if any, will not impact the Company’s effective tax rate.
ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company has no material uncertain tax positions that qualify for either recognition or disclosure in consolidated financial statements.